Trade and other receivables (Details) - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payroll debtors	R 219	R 192		R 273
Interest receivable	46	42		90
Financial assets	5,097	3,899		7,032
Prepayments	660	793		1,219
Value added tax	1,054	1,030		649
Total trade and other receivables	6,811	5,722	[1]	8,900
NCI of DRDGOLD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prepayments		113		610
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	0	56		0
PGMs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	3,305	2,099		5,353
PGM sales concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	1,286	965		3,407
PGM sales other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	2,019	1,134		1,946
Zinc concentrate sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	84	356		108
Sandouville metals sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	31	122		261
E-scrap recycling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	531	249		0
Other trade and non-trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	R 881	R 783		R 947

[1]	Amount for 31 December 2024 was revised (see note 16.2)